EVENTS AFTER THE REPORTING PERIOD - Increase in management and director ownership (Details)				1 Months Ended
	Apr. 12, 2024 shares	Mar. 01, 2024 shares	Jul. 19, 2023 shares	Mar. 30, 2023 shares
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			1,761,100
ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			70,444
Short term incentive scheme | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)				154,876
Increase in management and directors ownership | Director
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,648,225
Increase in management and directors ownership | ADR1 | Director
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)	65,929
Increase in management and directors ownership | Deferred shares plan
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)	2,853,375
Increase in management and directors ownership | Deferred shares plan | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)	114,135
Increase in management and directors ownership | Short term incentive scheme
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,839,895
Increase in management and directors ownership | Short term incentive scheme | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)	73,596
Common shares | Increase in management and directors ownership
Disclosure of non-adjusting events after reporting period
Increase (decrease) in number of ordinary shares issued (in shares)		92,459,532